Expense Example, No Redemption {- Fidelity Sustainable Intermediate Municipal Income Fund} - NF_01.31 Fidelity Sustainable Intermediate Municipal Income Fund_AMCIZ Pro -01 - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 12, 2022 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 461
3 Years	706
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	461
3 Years	706
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	139
3 Years	552
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	38
3 Years	240
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	$ 215